Basic and Diluted Net Earnings/(Loss) per Share - Schedule of Share Equivalent Excluded from Computation of Diluted Net Loss per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average		6,633,889	30,265,462
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average	671,551		95,446